CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 561,441	$ 48,326	$ (177,900)	$ 740	$ 432,607
Beginning Balance (shares) at Dec. 31, 2017					203,449,957
Statements [Line Items]
Issuance of common shares for private placement, net of share issuance costs	17,412				$ 17,412
Issuance of common shares for private placement, net of share issuance costs (shares)					22,354,657
Share-based payments		935			$ 935
Derecognition of non-controlling interest on loss of control				(899)	(899)
Net loss and comprehensive loss for the year			(141,372)	$ 159	(141,213)
Ending Balance at Dec. 31, 2018	578,853	49,261	(319,272)		$ 308,842
Ending Balance (shares) at Dec. 31, 2018					225,804,614
Statements [Line Items]
Issuance of common shares on exercise of share-based options	490	(158)			$ 332
Issuance of common shares on exercise of share-based options (shares)					403,116
Shares repurchased and cancelled under normal course issuer bid	(958)				$ (958)
Shares repurchased and cancelled under normal course issuer bid (shares)					(1,108,920)
Share-based payments		969			$ 969
Net loss and comprehensive loss for the year			(167,928)		(167,928)
Ending Balance at Dec. 31, 2019	$ 578,385	$ 50,072	$ (487,200)		$ 141,257
Ending Balance (shares) at Dec. 31, 2019					225,098,810